Business combinations and acquisition of non-controlling interests - Eduqo (Details) - Eduqo - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Apr. 22, 2021
Business combinations and acquisition of non-controlling interests
Percentage of equity interest acquired	100.00%	100.00%	100.00%
Purchase consideration transferred	R$ 31,970	R$ 31,970
Cash paid	15,097	15,097
Payable related to seller financing	16,076
Acquisition price adjustment	797	797
Goodwill recorded on acquisition	R$ 22,422	22,422
Transaction costs		390
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 390